Restructuring - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 67,401	$ 98,661	$ 14,092
Restructuring	39,943	40,396
Operational Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	44,500	29,400
Restructuring costs incurred since inception	73,900
January 2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	24,000	$ 67,500
Total expected cost	$ 91,500